Retirement Savings Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Employer contribution under 401(k) retirement plan	$ 194,000	$ 275,000	$ 454,000
Maximum percentage of employee gross pay that the employer may contribute	4.00%	4.00%	4.00%